Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets [Abstract]
Breakdown of intangible assets
At December 31, 2017 and 2016, the breakdown of intangible assets is as follows:

				2017	2016
Description	Useful life (months)	Cost	Accumulated amortization/impairment	Net	Net

Software	60	48,857	(20,625)	28,232	9,794
Other intangible assets		44,688	(6,638)	38,050	13,983
Customer relationship	(a)	132,886	(102,078)	30,808	36,154
Licenses	(a)	24,705	-	24,705	24,705
Goodwill on acquisitions	-	469,196	(2,753)	466,443	469,196
Total		720,332	(132,094)	588,238	553,832

(a)
The Company engaged a valuation specialist to determine the fair value of identifiable intangible assets, consisting mainly of customer relationships, which are subject to amortization based on the contractual conditions set forth in each case.

Changes in intangible assets
Changes in intangible assets for 2017,2016 and 2015 are as follows:

	December 31, 2016	Additions	Write-Offs	Impairment	December 31, 2017
Costs
Software	22,893	26,879	(915)	-	48,857
Other intangible assets	20,621	24,067	-	-	44,688
Customer relationship	130,690	2,196	-	-	132,886
Projects in progress	24,705	-	-	-	24,705
Goodwill on acquisitions	469,196	-	-	(2,753)	466,443
	668,105	53,142	(915)	(2,753)	717,579
Amortization
( - ) Software	(13,099)	(7,710)	184	-	(20,625)
( - ) Other intangible assets	(6,638)	-	-	-	(6,638)
Customer relationship	(94,536)	(7,542)	-	-	(102,078)
Total amortization	(114,273)	(15,252)	184	-	(129,341)
Total intangible assets, net	553,832	37,890	(731)	(2,753)	588,238

	December 31, 2015	Additions	Impairment	December 31, 2016
Costs
Software	15,380	7,513	-	22,893
Other intangible assets	20,621	-	-	20,621
Customer relationship	130,690	-	-	130,690
Projects in progress	24,705	-	-	24,705
Goodwill on acquisitions	513,986	-	(44,790)	469,196
	705,382	7,513	(44,790)	668,105
Amortization
( - ) Software	(9,940)	(3,159)	-	(13,099)
( - ) Other intangible assets	(6,638)	-	-	(6,638)
Customer relationship	(81,679)	(12,857)	-	(94,536)
Total amortization	(98,257)	(16,016)	-	(114,273)
Total intangible assets, net	607,125	(8,503)	(44,790)	553,832

	December 31, 2014	Additions	Impairment	Transfer	December 31, 2015
Costs
Software	15,329	50	-	1	15,380
Other intangible assets	13,456	6,633	-	532	20,621
Customer relationship	139,838	-	-	(9,148)	130,690
Projects in progress	23,861	-	-	844	24,705
Goodwill on acquisitions	528,828	-	(14,842)	-	513,986
	721,312	6,683	(14,842)	(7,771)	705,382
Amortization
( - ) Software	(8,594)	(1,351)	-	5	(9,940)
( - ) Other intangible assets	-	(6,633)	-	(5)	(6,638)
Customer relationship	(62,360)	(27,090)	-	7,771	(81,679)
Total amortization	(70,954)	(35,074)	-	7,771	(98,257)
Total intangible assets, net	650,358	(28,391)	(14,842)	-	607,125

Goodwill allocation to CGU
For impairment testing purposes, goodwill arising from business combinations was allocated to the CGU, as of December 31, 2017, 2016 and 2015 as follows:

December 31, 2017

CGU	Projection period	Discount rate	Perpetuity	Assets of CGU	Goodwill tested for impairment	Carrying amount of CGU tested for impairment	Value in use	Goodwill impairment charge	Assets impairment charge	Goodwill balance

Grupo Geo Vision	01/01/18 to 12/31/22	15.20%	7.00%	180,728	242,803	423,531	477,855	(314)	(90)	242,489
Resicontrol	01/01/18 to 12/31/22	15.20%	7.00%	53,992	87,639	141,631	267,109	-	-	87,639
Grupo Viva	01/01/18 to 12/31/22	15.20%	7.00%	235,557	136,315	371,872	484,793	-	-	136,315
CTR Itaboraí	01/01/18 to 12/31/22	15.20%	7.00%	41,420	2,439	43,859	(11,956)	(2,439)	(34,342)	-
TOTAL				511,697	469,196	980,893	1,217,801	(2,753)	(34,432)	466,443

December 31, 2016

CGU	Projection period	Discount rate	Perpetuity	Assets of CGU	Goodwill tested for impairment	Carrying amount of CGU tested for impairment	Value in use	Goodwill impairment charge	Goodwill balance

Grupo Geo Vision	01/01/17 to 12/31/21	18.80%	8.00%	142,722	242,803	385,525	455,870	-	242,803
Resicontrol	01/01/17 to 12/31/21	17.60%	8.00%	92,945	87,639	180,584	196,631	-	87,639
Grupo Viva	01/01/17 to 12/31/21	18.95%	8.00%	135,473	136,315	271,788	416,694	-	136,315
CTR Itaboraí	01/01/17 to 12/31/21	17.90%	8.00%	25,728	47,229	72,957	28,167	(44,790)	2,439
TOTAL				396,868	513,986	910,854	1,097,362	(44,790)	469,196

December 31, 2015

CGU	Projection period	Discount rate	Perpetuity	Assets of CGU	Goodwill tested for impairment	Carrying amount of CGU tested for impairment	Value in use	Goodwill impairment charge	Goodwill balance

Grupo Geo Vision	01/01/16 to 12/31/20	18.75%	8.00%	68,700	242,803	311,503	394,157	-	242,803
Resicontrol	01/01/16 to 12/31/20	19.20%	8.00%	84,492	91,693	176,185	172,131	(4,054)	87,639
Grupo Viva	01/01/16 to 12/31/20	20.55%	8.00%	34,690	136,315	171,005	377,143	-	136,315
CTR Itaboraí	01/01/16 to 12/31/20	18.20%	8.00%	26,818	58,017	84,835	74,047	(10,788)	47,229
TOTAL				214,700	528,828	743,528	1,017,478	(14,842)	513,986

Impairment in cash generation units
As a result of the impairment test, the Company recognized impairment charges in the following cash generation units:

Description	2017	2016	2015
Água e Solo	404
CTR Itaboraí	36,781	44,790	10,788
Resicontrol	-	-	4,054

Total Impairment	37,185	44,790	14,842